Schedule of reconciliation between tax expense and corporate tax rate (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Notes and other explanatory information [abstract]
Profit/(loss) before tax	$ 261,561	$ 336,342	$ (316,643)	$ (8,690,598)	$ (11,053,571)	$ 2,404,561
Income tax using the statutory tax rate of 17% (2024: 17%)	44,465	57,178	(53,829)	(1,477,402)	(1,879,107)	408,775
Non-deductible expenses				1,467,625	1,866,671	16,416
Income not subject to tax						83,039
Income tax exemption				(13,700)	(17,425)	(75,350)
(Loss)/Profit before tax				(353)	(449)	(1,322)
- Utilisation of deferred tax assets not recognised in prior year						(56,037)
Deferred tax asset not recognized during the financial year				23,830	30,310	7,932
- Recognition of tax effect of previously unrecognised tax losses						(49,440)
Deferred income tax
Underprovision in respect of prior years				279	355
Overprovision in respect of prior years				(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense recognized in profit or loss	136,779	175,884	388	$ (328,165)	$ (417,393)	$ 331,761
- Tax effect of items not separately disclosed	92,314	118,706	53,441
Income tax expense	$ 136,779	$ 175,884	$ (388)